Contracts And Agreements (Details Narrative 1) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 25, 2014	Sep. 30, 2013	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Agreements [Line Items]
Revenue from grants			$ 0	$ 136,616	$ 148,054	$ 376,156	$ 1,267,036	$ 304,175
Agreement One [Member]
Agreements [Line Items]
Contract awarded							45,000,000,000
Contract paid							22,500,000,000
Grant Two [Member]
Agreements [Line Items]
Revenue from grants							$ 114,145,100,000	27,182,000,000
Phase One Study [Member] | Grant One [Member]
Agreements [Line Items]
Revenue from grants								$ 3,235,500,000
Phase One Study [Member] | Grant Two [Member]
Agreements [Line Items]
Contract awarded		$ 25,000,000,000
Phase One And Two Study [Member] | Grant Two [Member]
Agreements [Line Items]
Contract awarded	$ 174,900,000,000